Note 5 - Cash and Cash Equivalents (Details) - Summary of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Cash and Cash Equivalents [Abstract]
Time deposits	$ 8,616	$ 17,679
Savings and checking accounts	32,414	23,214
Money market mutual funds	161	162
Petty cash	8	14
	$ 41,199	$ 41,069	$ 42,293	$ 27,898